License Revenue (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations
Revenue comprised of license revenue for the three and nine months ended September 30, 2022, and 2021 and is represented in the table below by geographical location (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
License revenue
United Kingdom	$60	$—	$60	$—
United States	2,309	$—	2,309	1,507
Total license revenue	$2,369	$—	$2,369	$1,507